Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
At start of year	£ 6,824	£ 6,899
Acquisitions	570	257
Disposals/reclassified as held for sale	(6)	(64)
Exchange translation differences	(164)	(268)
At end of year	£ 7,224	£ 6,824